S-K 1603(a) SPAC Sponsor	Aug. 05, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Gravity Sponsor Holdings LLC
SPAC Sponsor Form of Organization	Limited Liability Company